CASH AND CASH EQUIVALENTS - Time deposits (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalent [Line items]
Time Deposit	$ 1,500,315	$ 10,616,688
Banco Santander 2.52 percent 12-29-2017 | Chilean pesos
Cash and cash equivalent [Line items]
Principal	$ 7,500,000
Annual rate	2.52%
Time Deposit		7,516,275
Banco Santander 2.40 Percent 2,700,000 Principal Amount 12-29-2017 | Chilean pesos
Cash and cash equivalent [Line items]
Principal	$ 2,700,000
Annual rate	2.40%
Time Deposit		2,700,360
Banco Santander 2.40 Percent 400,000 Principal Amount 12-29-2017 | Chilean pesos
Cash and cash equivalent [Line items]
Principal	$ 400,000
Annual rate	2.40%
Time Deposit		$ 400,053
Banco Santander 2.52 Percent 700,000 Principal Amount 12-28-2018 | Chilean pesos
Cash and cash equivalent [Line items]
Principal	$ 700,000
Annual rate	2.52%
Time Deposit	$ 700,147
Banco Santander 2.52 Percent 800,000 Principal Amount 12-28-2018 | Chilean pesos
Cash and cash equivalent [Line items]
Principal	$ 800,000
Annual rate	2.52%
Time Deposit	$ 800,168